Cash flow information - Cash used in operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss before income tax	¥ (249,338)	¥ (210,341)	¥ (857,337)
Accounting profit	(39,839)	(361,714)	(990,173)
Depreciation and amortization	106,898	201,341	281,430
Net impairment losses on financial and contract assets	42,111	53,950	33,639
Net impairment losses on intangible assets	134,293	5,851	10,208
Losses/(gains) on disposal of property and equipment and intangible asset	(3,485)	6,058	14,490
Share-based payments expenses (Note 28)	1,158	14,497	13,361
Net gain on derivatives (Note 9)	(25,598)	(30,592)	(262,769)
Net gain on financial assets at fair value through profit or loss (Note 9)	(14,140)	(20,007)	(30,687)
Share of gain of associate and joint venture (Note 16)		(4,607)	(24,852)
Gain on disposal of subsidiaries (Note12)	(260,137)
Impairment charges on associate (Note 16)		7,157	10,998
Remeasurement of redemption liability(Note 9)			(37,874)
Finance costs	12,501	19,535	35,168
Interest from investing activities	(9,163)	(26,252)	(6,646)
Exchange losses (Note 9)	7,809	11,171	312,843
Changes in working capital:
Trade receivables	178,963	185,745	(63,884)
Contract assets	27,362	29,276	106,135
Prepayments and other receivables	555,417	165,244	(335,419)
Trade and other payable	(785,342)	(817,507)	106,952
Contract liabilities	(27,242)	(30,938)	13,365
Customer deposits	149,339	332,031	579,012
Other financial liabilities from virtual bank	(54,373)	(34,954)	89,327
Financial assets measured at amortized cost from virtual bank	(723)	(3,098)	13,341
Financial assets measured at fair value through other comprehensive income from virtual bank	(206,249)	(294,583)	(504,942)
Payroll and welfare payables	(60,894)	(45,350)	(83,809)
Cash used in operations	¥ (271,334)	¥ (637,746)	¥ (720,786)